THE NORTH COUNTRY EQUITY GROWTH FUND

Ticker: NCEGX

THE NORTH COUNTRY INTERMEDIATE BOND FUND

Ticker: NCBDX

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Supplement Dated June 7, 2019 to the Prospectus Dated March 30, 2019 (the “Prospectus”)

The paragraph contained in the section entitled “MANAGEMENT,” with respect to the North Country Equity Growth Fund (the “Growth Fund”), on page 4 of the Prospectus is deleted in its entirely and replaced with the following:

North Country Investment Advisers, Inc. is the Growth Fund’s investment adviser. Adam M. Horowitz and Alina Kindron serve as the Growth Fund’s co-portfolio managers. Mr. Horowitz, Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since August 9, 2018. Alina Kindron, Assistant Vice President and Investment Officer of Glens Falls National Bank (“GFNB”) and Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since May 27, 2019.

The paragraphs contained in the section entitled “MANAGEMENT,” with respect to The North Country Intermediate Bond Fund (the “Bond Fund”), on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

North Country Investment Advisers, Inc. is the Bond Fund’s investment adviser. Alina Kindron and Adam M. Horowitz serve as the Bond Fund’s co-portfolio managers. Alina Kindron, Assistant Vice President and Investment Officer of GFNB and Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since August 9, 2018. Mr. Horowitz, Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since May 27, 2019.

The five paragraphs contained in the section entitled “PORTFOLIO MANAGERS” beginning on page 16 of the Prospectus are deleted in their entirety and replaced with the following:

Alina Kindron, a portfolio manager of the Bond Fund since August 9, 2018 and a portfolio manager of the Growth Fund since May 27, 2019 shares primarily responsible for the management and day-to-day implementation of the Bond Fund’s and the Growth Fund’s investment strategies. Ms. Kindron, Portfolio Manager of the Adviser, has been employed with GFNB since 2007, and is an Assistant Vice President and Investment Officer of GFNB, managing investments for individuals, trusts, endowments, foundations and pension plans. Ms. Kindron is a graduate of the Academy of Economic Studies in Bucharest, Romania with a Bachelor’s degree in Finance, Insurance, Banking and Capital Markets and was awarded the Accredited Asset Management Specialist (AAMS) designation from The College for Financial Planning.

Adam M. Horowitz, a portfolio manager of the Growth Fund since August 9, 2018 and a portfolio manager of the Bond Fund since May 27, 2019, shares primary responsibility for the management and day-to-day implementation of the Growth Fund’s and the Bond Fund’s investment strategies. Mr. Horowitz, Portfolio Manager of the Adviser, has been employed with GFNB since 2018, and is an Officer and Investment Professional of GFNB, managing investments for individuals, trusts, endowments, foundations and pension plans. Prior to Joining GFNB, Mr. Horowitz served as a Portfolio Manager in the Private Wealth Management Division of another trust company. Mr. Horowitz received a Bachelor of Arts degree from The State University of New York at Albany and an MBA from The State University of New York at Albany.

Please retain this supplement for future reference.

THE NORTH COUNTRY EQUITY GROWTH FUND

THE NORTH COUNTRY INTERMEDIATE BOND FUND

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Supplement Dated June 7, 2019 to the Statement of Additional Information

Dated March 30, 2019 (the “SAI”)

The first six paragraphs and first, second and third tables contained in the section entitled “PORTFOLIO MANAGERS,” beginning on page 25 of the SAI are deleted in their entirety and replaced with the following:

Ms. Alina Kindron, is a co-portfolio manager of the Growth Fund and a co-portfolio manager of the Bond Fund. Ms. Kindron shares responsibilities for the day-to-day management of the Growth Fund and the Bond Fund. As of May 31, 2019, Ms. Kindron was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies(1)	2	$198,930,367	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	395	$240,613,891	0	0
(1)	Includes the Funds.

Ms. Kindron is compensated for her services by the Adviser and GFNB. Ms. Kindron’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. Her compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets held in the Fund.

Mr. Adam M. Horowitz, is a co-portfolio manager of the Growth Fund and the Bond Fund. Mr. Horowitz shares responsibility for the day-to-day management of the Growth Fund and the Bond Fund. As of May 31, 2019, Mr. Horowitz was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies(1)	2	$198,930,367	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	397	$322,426,492	0	0
(1)	Includes the Funds.

Mr. Adam M. Horowitz is compensated for his services by the Adviser and GFNB. Mr. Horowitz’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. His compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets held in the Fund.

The seventh paragraph and fourth table contained in the section entitled “PORTFOLIO MANAGERS,” beginning on page 25 of the SAI are deleted in their entirety and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of May 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Alina Kindron	Equity Growth Fund – None; Bond Fund – None
Adam Horowitz	Equity Growth Fund - $1-$10,000; Bond Fund - $1-$10,000

Please retain this supplement for future reference.